Offerings - Offering: 1	Aug. 13, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered	13,800,000
Proposed Maximum Offering Price per Unit	21.75
Maximum Aggregate Offering Price	$ 300,150,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 44,302.14
Offering Note
(1)
Includes 1,800,000 shares of common stock issuable upon
exercise
of the underwriters’ option to purchase additional shares of common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant’s registration statement on Form
S-3
(File
No. 333-281465)
also covers any additional shares of common stock which become issuable in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of common stock registered pursuant to that registration statement.

(2)
Calculated in accordance with Rule 457(r) under the Securities Act. Payment of th
e regis
tration fee at the time of filing of the registrant’s Registration Statement on Form
S-3
(File
No. 333-281465)
on August 12, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.